Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Common stock	Additional Paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2022		$ 34,992	$ 92,526,972	$ (39,797,696)	$ (357,486)	$ 52,406,782
Balance (in Shares) at Dec. 31, 2022		699,838
Net profit (loss) from continuing operations				(80,890)		(80,890)
Net loss from discontinued operations				(21,946)		(21,946)
Disposal of subsidiaries				6,502,465	367,344	6,869,809
Foreign currency translation adjustment					(9,858)	(9,858)
Balance at Jun. 30, 2023		$ 34,992	92,526,972	(33,398,067)		59,163,897
Balance (in Shares) at Jun. 30, 2023		699,838
Balance at Dec. 31, 2023		$ 38,491	95,726,623	(34,961,476)		$ 60,803,638
Balance (in Shares) at Dec. 31, 2023		1,399,675				1,399,675	[1]
Correction of par value misstatement	[2]	$ 31,493	(31,493)
Effect of rounding fractional shares into whole shares upon reverse stock split		$ 3,773	(3,773)
Effect of rounding fractional shares into whole shares upon reverse stock split (in Shares)		75,458
Private placement		$ 69,984	15,396,421			15,466,405
Private placement (in Shares)		1,399,675
Issuance of common stock warrants			(11,158,348)			(11,158,348)
Cashless exercise of common stock warrants		$ 60,528	3,308,838			3,369,366
Cashless exercise of common stock warrants (in Shares)		1,210,572
Net profit (loss) from continuing operations				6,286,001		6,286,001
Balance at Jun. 30, 2024		$ 204,269	$ 103,238,268	$ (28,675,475)		$ 74,767,062
Balance (in Shares) at Jun. 30, 2024		4,085,380				4,080,380	[1]

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on April 12, 2024 onwards
[2]	Reclassification between common stock and additional paid-in capital has been prospectively corrected in the current period due to the application of incorrect par value of common stock during the year ended December 31, 2023.